Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Jun. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®	Natixis Sustainable Future 2040 Fund®
Natixis Sustainable Future 2020 Fund®	Natixis Sustainable Future 2045 Fund®
Natixis Sustainable Future 2025 Fund®	Natixis Sustainable Future 2050 Fund®
Natixis Sustainable Future 2030 Fund®	Natixis Sustainable Future 2055 Fund®
Natixis Sustainable Future 2035 Fund®	Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2015 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.15%	0.15%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.94%	3.04%[2]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	3.36%	3.46%
Fee waiver and/or expense reimbursement[3]	2.81%	2.86%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$652	$1,398	$3,371
Class Y	$61	$675	$1,441	$3,459

Natixis Sustainable Future 2020 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.17%	0.17%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.91%	3.01%[2]
Acquired fund fees and expenses	0.26%	0.26%
Total annual fund operating expenses	3.34%	3.44%
Fee waiver and/or expense reimbursement[3]	2.79%	2.84%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$649	$1,390	$3,354
Class Y	$61	$672	$1,433	$3,443

Natixis Sustainable Future 2025 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.39%	3.49%[2]
Acquired fund fees and expenses	0.25%	0.25%
Total annual fund operating expenses	3.82%	3.92%
Fee waiver and/or expense reimbursement[3]	3.26%	3.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.56%	0.61%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.56% and 0.61% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$57	$729	$1,567	$3,749
Class Y	$62	$752	$1,609	$3,833

Natixis Sustainable Future 2030 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.57%	3.67%[2]
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	3.99%	4.09%
Fee waiver and/or expense reimbursement[3]	3.42%	3.47%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	0.62%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.57% and 0.62% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$58	$758	$1,629	$3,885
Class Y	$63	$782	$1,672	$3,968

Natixis Sustainable Future 2035 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.12%	3.22%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	3.55%	3.65%
Fee waiver and/or expense reimbursement[3]	2.97%	3.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.58%	0.63%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.58% and 0.63% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$59	$687	$1,471	$3,532
Class Y	$64	$711	$1,514	$3,618

Natixis Sustainable Future 2040 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.62%	3.72%[2]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	4.06%	4.16%
Fee waiver and/or expense reimbursement[3]	3.47%	3.52%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$773	$1,657	$3,942
Class Y	$65	$796	$1,699	$4,025

Natixis Sustainable Future 2045 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.28%	4.38%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.72%	4.82%
Fee waiver and/or expense reimbursement[3]	4.13%	4.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$880	$1,891	$4,443
Class Y	$65	$903	$1,932	$4,521

Natixis Sustainable Future 2050 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.39%	4.49%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.84%	4.94%
Fee waiver and/or expense reimbursement[3]	4.24%	4.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$901	$1,934	$4,532
Class Y	$66	$924	$1,975	$4,609

Natixis Sustainable Future 2055 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.78%	4.88%[2]
Acquired fund fees and expenses	0.20%	0.20%
Total annual fund operating expenses	5.22%	5.32%
Fee waiver and/or expense reimbursement[3]	4.62%	4.67%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$962	$2,066	$4,804
Class Y	$66	$985	$2,106	$4,877

Natixis Sustainable Future 2060 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	5.18%	5.28%[2]
Acquired fund fees and expenses	0.20%	0.20%
Total annual fund operating expenses	5.62%	5.72%
Fee waiver and/or expense reimbursement[3]	5.02%	5.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$1,026	$2,202	$5,079
Class Y	$66	$1,049	$2,242	$5,150

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2015 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2015 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2015 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.15%	0.15%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.94%	3.04%[2]
Acquired fund fees and expenses	0.27%	0.27%
Total annual fund operating expenses	3.36%	3.46%
Fee waiver and/or expense reimbursement[3]	2.81%	2.86%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$652	$1,398	$3,371
Class Y	$61	$675	$1,441	$3,459

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2020 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2020 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.17%	0.17%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	2.91%	3.01%[2]
Acquired fund fees and expenses	0.26%	0.26%
Total annual fund operating expenses	3.34%	3.44%
Fee waiver and/or expense reimbursement[3]	2.79%	2.84%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.55%	0.60%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.55% and 0.60% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$56	$649	$1,390	$3,354
Class Y	$61	$672	$1,433	$3,443

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2025 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2025 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2025 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.18%	0.18%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.39%	3.49%[2]
Acquired fund fees and expenses	0.25%	0.25%
Total annual fund operating expenses	3.82%	3.92%
Fee waiver and/or expense reimbursement[3]	3.26%	3.31%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.56%	0.61%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.56% and 0.61% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$57	$729	$1,567	$3,749
Class Y	$62	$752	$1,609	$3,833

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2030 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2030 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.19%	0.19%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.57%	3.67%[2]
Acquired fund fees and expenses	0.23%	0.23%
Total annual fund operating expenses	3.99%	4.09%
Fee waiver and/or expense reimbursement[3]	3.42%	3.47%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.57%	0.62%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.57% and 0.62% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$58	$758	$1,629	$3,885
Class Y	$63	$782	$1,672	$3,968

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2035 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2035 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2035 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.12%	3.22%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	3.55%	3.65%
Fee waiver and/or expense reimbursement[3]	2.97%	3.02%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.58%	0.63%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.58% and 0.63% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$59	$687	$1,471	$3,532
Class Y	$64	$711	$1,514	$3,618

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2040 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2040 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.22%	0.22%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	3.62%	3.72%[2]
Acquired fund fees and expenses	0.22%	0.22%
Total annual fund operating expenses	4.06%	4.16%
Fee waiver and/or expense reimbursement[3]	3.47%	3.52%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$773	$1,657	$3,942
Class Y	$65	$796	$1,699	$4,025

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2045 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2045 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2045 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.23%	0.23%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.28%	4.38%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.72%	4.82%
Fee waiver and/or expense reimbursement[3]	4.13%	4.18%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.59%	0.64%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.59% and 0.64% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$60	$880	$1,891	$4,443
Class Y	$65	$903	$1,932	$4,521

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2050 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2050 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.39%	4.49%[2]
Acquired fund fees and expenses	0.21%	0.21%
Total annual fund operating expenses	4.84%	4.94%
Fee waiver and/or expense reimbursement[3]	4.24%	4.29%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$901	$1,934	$4,532
Class Y	$66	$924	$1,975	$4,609

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2055 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2055 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2055 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	4.78%	4.88%[2]
Acquired fund fees and expenses	0.20%	0.20%
Total annual fund operating expenses	5.22%	5.32%
Fee waiver and/or expense reimbursement[3]	4.62%	4.67%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$962	$2,066	$4,804
Class Y	$66	$985	$2,106	$4,877

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.

Natixis Sustainable Future 2060 Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
NATIXIS FUNDS

Supplement dated December 3, 2020 to the Statutory Prospectus and Summary Prospectuses, each dated June 1, 2020, as may be revised or supplemented from time to time, for the following Funds:

Natixis Sustainable Future 2060 Fund®

(each a “Fund” and together the “Funds”)

On December 3, 2020, the Board of Trustees (the “Trustees”) of Natixis Funds Trust IV (the “Trust”) voted to terminate the subadvisory agreement with Wilshire Associates Incorporated (“Wilshire”), effective December 31, 2020.

Therefore, effective December 31, 2020, Wilshire will no longer serve as a subadviser to the Funds and the responsibilities previously handled by Wilshire will now be handled directly by Natixis Advisors. Accordingly, all references to Wilshire and any corresponding disclosure is hereby deleted from the Statutory Prospectus and each Summary Prospectus.

Accordingly, the “Annual Fund Operating Expenses” table and the “Example” table within the section “Fund Fees & Expenses” are amended and restated as follows with respect to each Fund:

Natixis Sustainable Future 2060 Fund

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class Y
Management fees[1]	0.24%	0.24%
Distribution and/or service (12b-1) fees	0.00%	0.00%
Other expenses	5.18%	5.28%[2]
Acquired fund fees and expenses	0.20%	0.20%
Total annual fund operating expenses	5.62%	5.72%
Fee waiver and/or expense reimbursement[3]	5.02%	5.07%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	0.60%	0.65%

1.
The Fund’s operating expenses have been restated to reflect a reduction in management fees, effective as of December 31, 2020, as if such reduction had been in effect during the fiscal year ended January 31, 2020. The information has been restated to better reflect anticipated expenses of the Fund.

2.	Other expenses are estimated for the current fiscal year, as this share class is not currently available for purchase.
3.
Natixis Advisors, L.P. (the “Adviser”) has given a binding contractual undertaking to the Fund to limit the amount of the Fund’s total annual fund operating expenses to 0.60% and 0.65% of the Fund’s average daily net assets for Class N and Y shares, respectively, exclusive of brokerage expenses, interest expense, taxes, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through May 31, 2022 and may be terminated before then only with the consent of the Fund’s Board of Trustees. The Adviser will be permitted to recover, on a class-by-class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below the applicable expense limitation for Class N and Y shares. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods (except where indicated). The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement assuming that such waiver and/or reimbursement will only be in place through the date noted above and on the Total Annual Fund Operating Expenses for the remaining periods. The example does not take into account brokerage commissions and other fees to financial intermediaries that you may pay on your purchases and sales of shares of the Fund. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Class N	$61	$1,026	$2,202	$5,079
Class Y	$66	$1,049	$2,242	$5,150

Additionally, effective December 31, 2020, the following disclosure changes will also be made:

The last sentence of the third paragraph under “Principal Investment Strategies” within the section “Investments, Risks and Performance” of each Fund Summary is amended and restated as follows:

Natixis Advisors also determines the Fund’s glide path and target allocations.